Drilling rigs, machinery and equipment, net (Tables)	6 Months Ended
Jun. 30, 2012
Drilling Rigs, Machinery And Equipment Net (Abstract)
Drilling rigs, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	$4,889,606	(350,768)	$4,538,838
Additions	51,010	-	51,010
Disposal	(3)	-	(3)
Depreciation	-	(110,248)	(110,248)
Balance at June 30, 2012	$4,940,613	(461,016)	$4,479,597